COMMITMENTS	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 6. COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on April 21, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the working capital loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
In connection with the Closing, on January 7, 2021, Clover Health, the Sponsor, SCH’s independent directors, certain stockholders of Clover and the other parties thereto entered into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which Clover Health agreed to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of Clover Health Common Stock and other equity securities of Clover Health that are held by the parties thereto from time to time. Additionally, the Registration Rights Agreement contains certain restrictions on transfer with respect to the shares of Clover Health Common Stock held by the Sponsor and certain stockholders of Clover immediately following the Closing (not including the shares of Clover Health Class A Common Stock issued in the PIPE Investment pursuant to the terms of the Subscription Agreements) (the
“Lock-up
Shares”).
Underwriting Agreement
The underwriters in connection with SCH’s initial public offering were entitled to a deferred fee of $0.35 per Unit, or $28,980,000 in the aggregate. The deferred fee was paid upon the closing of the Mergers from the amounts held in the Trust Account.

Financial Advisory Fee
The underwriters agreed to reimburse the Company for an amount equal to 10% of the discount paid to the underwriters for financial advisory services provided by Connaught (UK) Limited in connection with the Initial Public Offering, of which $1,440,000 was paid at the closing of the Initial Public Offering and $2,898,000 was paid at the closing of the Mergers.